Risk Report - Risk Performance	12 Months Ended
Dec. 31, 2023
Risk Performance [Abstract]
Disclosure of Credit Risk Exposure [text block]
Credit Risk Exposure
Deutsche Bank defines its credit exposure by taking into account all transactions where losses might occur due to the fact that counterparties may not fulfill their contractual payment obligations as defined under ‘Credit Risk Framework’.
Maximum Exposure to Credit Risk
The maximum exposure to credit risk table shows the direct exposure before consideration of associated collateral held and other credit enhancements (netting and hedges) that do not qualify for offset in the financial statements for the periods specified. The netting credit enhancement component includes the effects of legally enforceable netting agreements as well as the offset of negative mark-to-markets from derivatives against pledged cash collateral. The collateral credit enhancement component mainly includes real estate, collateral in the form of cash as well as securities-related collateral. In relation to collateral, the Group applies internally determined haircuts and additionally cap all collateral values at the level of the respective collateralized exposure.
Maximum Exposure to Credit Risk
	Dec 31, 2023
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	178,424	178,424	−	0	−	0
Interbank balances (w/o central banks)	6,144	6,144	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	14,725	14,725	−	13,761	−	13,761
Securities borrowed	39	39	−	33	−	33
Loans	484,527	484,527	−	260,047	42,191	302,239
Other assets subject to credit risk[4,5]	82,826	77,541	24,019	914	626	25,559
Total financial assets at amortized cost[3]	766,685	761,400	24,019	274,755	42,817	341,591
Financial assets at fair value through profit or loss[6]
Trading assets	122,841	−	−	1,458	951	2,408
Positive market values from derivative financial instruments	251,877	−	195,517	40,036	30	235,583
Non-trading financial assets mandatory at fair value through profit or loss	87,153	−	1,931	76,894	92	78,917
Of which:
Securities purchased under resale agreement	65,937	−	1,931	63,877	0	65,807
Securities borrowed	13,036	−	−	12,863	0	12,863
Loans	812	−	−	89	72	160
Financial assets designated at fair value through profit or loss	75	−	−	0	0	0
Total financial assets at fair value through profit or loss	461,946	−	197,447	118,388	1,072	316,908
Financial assets at fair value through OCI	35,546	35,546	0	2,744	988	3,732
Of which:
Securities purchased under resale agreement	1,805	1,805	−	1,740	0	1,740
Securities borrowed	0	0	−	0	0	0
Loans	4,867	4,867	−	16	976	991
Total financial assets at fair value through OCI	35,546	35,546	−	2,744	988	3,732
Financial guarantees and other credit related contingent liabilities[7]	65,131	64,798	−	4,127	7,136	11,263
Revocable and irrevocable lending commitments and other credit related commitments[7]	255,409	254,016	−	21,736	6,779	28,515
Total off-balance sheet	320,540	318,814	−	25,863	13,915	39,777

Maximum exposure to credit risk	1,584,717	1,115,760	221,466	421,750	58,792	702,008

[1] Does not include credit derivative notional sold (€ 540,063 million) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
	Dec 31, 2022
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	178,897	178,897	−	0	−	0
Interbank balances (w/o central banks)	7,199	7,199	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	11,479	11,479	700	10,771	−	11,471
Securities borrowed	0	0	−	0	−	0
Loans	495,979	495,979	−	269,428	38,899	308,327
Other assets subject to credit risk[4,5]	98,336	93,221	29,171	871	317	30,359
Total financial assets at amortized cost[3]	791,891	786,776	29,871	281,070	39,216	350,158
Financial assets at fair value through profit or loss[6]
Trading assets	90,180	−	−	1,573	1,264	2,837
Positive market values from derivative financial instruments	299,856	−	227,361	53,290	6	280,657
Non-trading financial assets mandatory at fair value through profit or loss	88,799	−	2,480	78,920	69	81,469
Of which:
Securities purchased under resale agreement	63,855	−	2,480	61,376	0	63,855
Securities borrowed	17,414	−	−	17,300	0	17,300
Loans	1,037	−	−	78	46	124
Financial assets designated at fair value through profit or loss	168	−	−	0	94	94
Total financial assets at fair value through profit or loss	479,002	−	229,841	133,783	1,433	365,057
Financial assets at fair value through OCI	31,675	31,675	0	2,622	879	3,500
Of which:
Securities purchased under resale agreement	2,156	2,156	−	1,732	0	1,732
Securities borrowed	0	0	−	0	0	0
Loans	4,069	4,069	−	11	879	890
Total financial assets at fair value through OCI	31,675	31,675	−	2,622	879	3,500
Financial guarantees and other credit related contingent liabilities[7]	67,214	67,214	−	4,738	7,482	12,220
Revocable and irrevocable lending commitments and other credit related commitments[7]	251,021	249,959	−	24,769	5,694	30,463
Total off-balance sheet	318,234	317,173	−	29,507	13,176	42,683

Maximum exposure to credit risk	1,620,803	1,135,624	259,712	446,982	54,704	761,398

[1] Does not include credit derivative notional sold (€ 738,733 million) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts
The overall decrease in maximum exposure to credit risk for December 31, 2023 was € 36.1 billion mainly driven by decreases of € 48.0 billionin positive market values from derivatives financial instruments, € 15.5 billion in other assets subject to credit risk and € 11.5 billion in loans at amortized cost. These decreases were partly offset by increases in trading assets of € 32.7 billion, € 3.9 billion in financial assets at fair value through OCI and € 2.3 billion in Off-balance sheet exposure.
Trading assets as of December 31, 2023, includes traded bonds of € 112.5 billion (€ 80.2 billion as of December 31, 2022) of which over 85 % were investment-grade (over 83 % as of December 31, 2022).
Credit Enhancements are split into three categories: netting, collateral and guarantees / credit derivatives. Haircuts, parameter setting for regular margin calls as well as expert judgments for collateral valuation are employed to prevent market developments from leading to a build-up of uncollateralized exposures. All categories are monitored and reviewed regularly. Overall credit enhancements received are diversified and of adequate quality being largely cash, highly rated government bonds and third-party guarantees mostly from well rated banks and insurance companies. These financial institutions are domiciled mainly in European countries and the United States. Furthermore, the bank has collateral pools of highly liquid assets and mortgages (principally consisting of residential properties mainly in Germany) for the homogeneous retail portfolio.
Main Credit Exposure Categories
The tables in this section show details about several of Deutsche Bank’s main credit exposure categories, namely Loans, Revocable and Irrevocable Lending Commitments, Contingent Liabilities Over-The-Counter (“OTC”) Derivatives, Debt Securities and Repo and repo-style transactions:
– “Loans” are gross loans as reported on our balance sheet at amortized cost, loans at fair value through profit and loss and loans at fair value through other comprehensive income before deduction of allowance for credit losses; this includes “Traded loans” that are bought and held for the purpose of selling them in the near term, or the material risks of which have all been hedged or sold; from a regulatory perspective the latter category principally covers trading book positions
– “Revocable and irrevocable lending commitments” consist of the undrawn portion of revocable and irrevocable lending-related commitments
– “Contingent liabilities” consist of financial and performance guarantees, standby letters of credit and other similar arrangements (mainly indemnity agreements)
– “OTC derivatives” are the bank’s credit exposures from over-the-counter derivative transactions that the Group has entered into, after netting and cash collateral received; on the bank’s balance sheet, these are included in financial assets at fair value through profit or loss or, for derivatives qualifying for hedge accounting, in other assets, in either case only applying cash collateral received and netting eligible under IFRS
– “Debt securities” include debentures, bonds, deposits, notes or commercial paper, which are issued for a fixed term and redeemable by the issuer, as reported on our balance sheet within accounting categories at amortized cost and at fair value through other comprehensive income before deduction of allowance for credit losses, it also includes category at fair value through profit and loss; this includes “Traded bonds”, which are bonds, deposits, notes or commercial paper that are bought and held for the purpose of selling them in the near term; from a regulatory perspective the latter category principally covers trading book positions
– “Repo and repo-style transactions” consist of reverse repurchase transactions, as well as securities or commodities borrowing transactions, only applying collateral received and netting eligible under IFRS
Although considered in the monitoring of maximum credit exposures, the following are not included in the details of the Group’s main credit exposure: brokerage and securities related receivables, cash and central bank balances, interbank balances (without central banks), assets held for sale, accrued interest receivables, traditional securitization positions.
Unless stated otherwise, the tables below reflect credit exposure before the consideration of collateral and risk mitigation or structural enhancements, except for OTC derivatives wherein they are post credit enhancements.
Main Credit Exposure Categories by Business Divisions
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	116,732	456	303	4,393	158,490	59,781	55
Investment Bank	100,645	7,614	582	474	56,939	2,169	18,991
Private Bank	261,250	0	0	0	39,515	3,128	301
Asset Management	3	0	0	0	99	9	0
Corporate & Other	5,896	165	3	0	365	44	3,208
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

…
	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	294	19	0	595	0	0	341,118
Investment Bank	4,611	114,741	1,520	14,169	74,878	0	397,333
Private Bank	447	1	1	0	0	0	304,644
Asset Management	0	4,483	82	0	0	0	4,675
Corporate & Other	16,516	1,242	27,271	0	4,096	1,805	60,611
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	121,543	497	312	3,797	155,299	61,134	72
Investment Bank	103,072	7,198	883	272	51,299	3,515	24,353
Private Bank	264,893	7	7	0	43,737	2,503	388
Asset Management	23	0	0	0	92	9	0
Corporate & Other	6,447	253	3	0	594	52	4,154
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

…
	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	617	12	0	1,042	0	0	344,326
Investment Bank	4,800	82,947	1,606	10,437	74,662	0	365,045
Private Bank	804	3	2	0	0	0	312,345
Asset Management	0	3,728	80	0	0	0	3,932
Corporate & Other	19,375	1,334	23,763	0	6,607	2,156	64,738
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
Deutsche Bank’s total main credit exposure increased by € 18.0 billion year-on-year where € 32.2 billion of an increase in Investment Bank, is partly offset by a decrease in the Private Bank by € 7.7 billion, Corporate Bank by € 3.2 billion and in Corporate & Other by € 4.1 billion. The business division Corporate & Other primarily contains exposures in Treasury and Capital Release Unit. Exposure increases have been observed primarily in Debt securities and Off-Balance sheet which is partly offset by decrease in Loans and OTC Derivative products included in main credit exposures by business division.
Main Credit Exposure Categories by Industry Sectors
The below tables give an overview of the bank’s credit exposure by industry based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system and does not have to be congruent with an internal risk based view applied elsewhere in this report.
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	384	2	0	0	224	32	1
Mining and quarrying	2,774	230	126	0	4,893	1,409	47
Manufacturing	28,397	285	5	1,877	53,572	13,809	1,303
Electricity, gas, steam and air conditioning supply	4,081	307	75	272	6,475	2,967	142
Water supply, sewerage, waste management and remediation activities	486	0	0	0	523	148	38
Construction	4,257	217	1	20	2,965	3,060	7
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,030	233	79	784	16,540	6,247	599
Transport and storage	4,924	616	13	63	6,088	1,108	173
Accommodation and food service activities	1,862	3	0	0	1,015	138	10
Information and communication	7,589	372	21	100	13,244	3,209	289
Financial and insurance activities⁸	110,901	3,840	276	1,281	90,138	28,491	18,176
Real estate activities⁹	49,267	1,302	103	122	7,061	183	304
Professional, scientific and technical activities	6,889	68	0	0	6,190	2,213	172
Administrative and support service activities	8,911	148	169	157	5,007	577	486
Public administration and defense, compulsory social security	5,731	364	10	27	6,759	123	303
Education	279	2	0	0	72	55	68
Human health services and social work activities	4,390	42	0	0	1,725	127	53
Arts, entertainment and recreation	1,017	22	0	33	1,402	102	49
Other service activities	5,302	183	10	130	4,534	850	165
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	216,055	0	0	1	26,981	282	140
Activities of extraterritorial organizations and bodies	0	0	0	0	0	2	29
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	0	0	0	0	0	643
Mining and quarrying	46	486	2	0	0	0	10,012
Manufacturing	0	1,481	54	0	0	0	100,783
Electricity, gas, steam and air conditioning supply	175	776	20	0	0	0	15,289
Water supply, sewerage, waste management and remediation activities	29	26	0	0	0	0	1,250
Construction	130	387	133	0	0	0	11,177
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	458	2	0	0	0	45,973
Transport and storage	66	481	15	0	0	0	13,548
Accommodation and food service activities	5	90	0	0	0	0	3,124
Information and communication	95	531	0	0	0	0	25,449
Financial and insurance activities⁸	4,639	25,416	4,789	14,695	76,785	1,805	381,232
Real estate activities⁹	227	1,159	546	69	0	0	60,343
Professional, scientific and technical activities	49	151	111	0	0	0	15,843
Administrative and support service activities	51	436	8	0	0	0	15,950
Public administration and defense, compulsory social security	15,907	83,791	22,725	0	2,154	0	137,893
Education	0	160	9	0	0	0	645
Human health services and social work activities	99	95	11	0	0	0	6,543
Arts, entertainment and recreation	0	58	0	0	0	0	2,683
Other service activities	146	3,028	151	0	34	0	14,531
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	243,459
Activities of extraterritorial organizations and bodies	205	1,476	298	0	0	0	2,010
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 96 billion, Asset-Backed Securities of € 44 billion, Banks of € 55 billion, Insurance of € 13 billion, Financial Intermediaries of € 10 billion and Public Sector of € 16 billion, all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 38 billion
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	524	2	0	0	275	17	2
Mining and quarrying	2,392	248	40	0	5,636	2,644	41
Manufacturing	30,534	380	7	1,431	58,584	13,053	1,863
Electricity, gas, steam and air conditioning supply	4,893	107	75	28	6,479	3,779	145
Water supply, sewerage, waste management and remediation activities	725	0	0	0	457	158	245
Construction	4,239	233	0	21	3,198	2,927	75
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,535	224	39	806	16,947	6,795	570
Transport and storage	5,547	409	22	90	6,254	1,061	170
Accommodation and food service activities	1,965	7	0	0	1,137	110	14
Information and communication	7,002	489	62	231	14,567	3,317	960
Financial and insurance activities⁸	116,558	3,186	620	969	74,787	28,173	22,881
Real estate activities⁹	47,973	1,556	101	41	7,251	192	452
Professional, scientific and technical activities	7,013	124	0	0	5,070	2,309	108
Administrative and support service activities	7,470	199	192	62	5,101	1,062	413
Public administration and defense, compulsory social security	5,287	552	10	128	6,767	60	398
Education	249	0	0	0	125	53	169
Human health services and social work activities	4,523	31	0	0	1,898	146	36
Arts, entertainment and recreation	1,128	1	0	50	1,507	106	83
Other service activities	5,324	206	39	210	4,037	793	68
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	221,098	0	0	1	30,943	455	189
Activities of extraterritorial organizations and bodies	1	0	0	0	0	2	85
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	8	0	0	0	0	828
Mining and quarrying	34	362	2	0	0	0	11,398
Manufacturing	64	983	41	0	0	0	106,939
Electricity, gas, steam and air conditioning supply	78	732	35	1,515	0	0	17,867
Water supply, sewerage, waste management and remediation activities	0	23	0	0	0	0	1,609
Construction	29	621	1	0	0	0	11,344
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	357	2	0	0	0	47,275
Transport and storage	117	537	14	0	0	0	14,220
Accommodation and food service activities	0	26	0	0	0	0	3,259
Information and communication	108	579	2	0	0	0	27,317
Financial and insurance activities⁸	4,669	18,440	4,421	9,965	75,497	2,156	362,322
Real estate activities⁹	405	1,703	548	0	0	0	60,222
Professional, scientific and technical activities	27	206	115	0	0	0	14,973
Administrative and support service activities	39	268	5	0	0	0	14,811
Public administration and defense, compulsory social security	19,782	59,291	19,991	0	5,768	0	118,034
Education	0	113	17	0	0	0	727
Human health services and social work activities	88	49	12	0	0	0	6,783
Arts, entertainment and recreation	0	125	0	0	0	0	3,001
Other service activities	115	2,636	18	0	4	0	13,449
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	252,687
Activities of extraterritorial organizations and bodies	40	964	229	0	0	0	1,322
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 85 billion, Asset-Backed Securities of € 43 billion, Banks of € 54 billion, Insurance of € 15 billion, Financial Intermediaries of € 22 billion and Public Sector of € 13 billion, all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is 39 billion
The portfolio is subject to the same credit underwriting requirements stipulated in the bank’s “Principles for Managing Credit Risk”, including various controls according to single name, country, industry and product/asset class-specific concentration.
Material transactions, such as loans underwritten with the intention to sell down or distribute part of the risk to third parties, are subject to review and approval by senior credit risk management professionals and (depending upon size) an underwriting committee and/or the Management Board. High emphasis is placed on structuring and pricing such transactions so that de-risking can be achieved i a timely manner and – where Deutsche Bank takes market price risk – to mitigate such market risk.
The Group’s amortized cost loan exposure within above categories is mostly to good quality borrowers. Moreover, with the focus on the Corporate Bank and Investment Bank, loan exposure is subject to further risk mitigation through the bank’s e.g. Strategic Corporate Lending unit.
Deutsche Bank’s household loan exposure is principally associated with Private Bank portfolios.
The bank’s amortized cost loan exposure of € 49.3 billion to Real Estate activities as reported above is based on NACE code classification and comprises of recourse and non-recourse financing, across various parts of the Group and client segments. This includes € 25.1 billion of loans which is based on Deutsche Bank’s definition of non-recourse CRE loans. For more information on non-recourse CRE loans, see section Focus areas in 2023 in the chapter IFRS 9 Impairment.
The Group’s commercial real estate loans, primarily originated in the U.S. and Europe, are generally secured by first mortgages on the underlying real estate property. Deutsche Bank originates fixed and floating rate loans and selectively acquires (generally at substantial discount) sub- /non-performing loans sold by financial institutions. The underwriting process is stringent and the exposure is managed under separate portfolio limits. Credit underwriting policy guidelines provide that LTV ratios of generally less than 75 % are adhered to at loan origination. Additionally, given the significance of the underlying collateral, independent external appraisals are commissioned for all secured loans by a valuation team (part of the independent Credit Risk Management function) which is also responsible for reviewing and challenging the reported real estate values regularly. Deutsche Bank originates loans for distribution in the banking market or via securitization. In this context Deutsche Bank frequently retains a portion of the syndicated loans while securitized positions may be entirely sold (except where regulation requires retention of economic risk). Mezzanine or other junior tranches of debt are retained only in exceptional cases. The bank also participates in conservatively underwritten unsecured lines of credit to well-capitalized real estate investment trusts and other real estate operating companies.
Commercial real estate property valuations and rental incomes can be significantly impacted by macro-economic conditions and idiosyncratic events affecting the underlying properties. Accordingly, the portfolio is categorized as higher risk and hence subject to the aforementioned tight restrictions on concentration.
The Group’s credit exposure to the ten largest counterparties accounted for 12 % of the bank’s aggregated total credit exposure in these categories as of December 31, 2023, compared with 11 % as of December 31, 2022. The top ten counterparty exposures were well-rated counterparties or otherwise related to structured trades which show high levels of risk mitigation.
Deutsche Bank’s exposure to Financial and Insurance Activities is € 381.2 billion as of December 31, 2023 which also includes exposures to Asset Backed Securities, Banks, Insurance, Financial intermediaries, Public Sector as well as to Corporates including Holding Companies. Exposures are managed using bespoke risk management frameworks, trade-by-trade approvals and relevant risk appetite metrics. Total loans across all applicable measurement categories amounted to € 116.3 billion, total repo and repo style transactions across all applicable measurement categories amounted to € 93.3 billion and off-balance sheet activities amounted to € 118.6 billion as of December 31, 2023 and were principally associated with Investment Bank and Corporate Bank portfolios, which were majorly held in North America and Europe.
Main credit exposure categories by geographical region
	Dec 31, 2023
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	338,507	2,906	516	1,698	148,778	39,716	14,814
Of which:
Germany	231,287	321	70	409	76,810	16,532	4,146
United Kingdom	8,323	239	97	252	13,175	3,102	4,834
France	4,587	76	75	317	7,868	1,876	694
Luxembourg	18,056	612	23	142	8,493	641	970
Italy	23,490	138	32	16	4,842	5,021	219
Netherlands	8,996	248	8	252	9,279	2,863	1,463
Spain	16,073	230	24	91	3,738	4,330	219
Ireland	5,273	331	184	87	4,237	351	542
Switzerland	6,827	37	1	0	8,206	2,558	355
Poland	2,617	0	0	16	2,569	176	6
Belgium	1,742	23	0	58	1,551	623	144
Russian Federation⁸	243	6	0	7	26	21	0
Ukraine⁸	8	208[9]	0	0	3	5	0
Other Europe⁸	10,984	435	2	50	7,981	1,617	1,222
North America	101,306	2,325	238	2,378	95,768	12,172	4,745
Of which:
U.S.	89,570	2,202	178	2,247	89,460	10,754	3,269
Cayman Islands	4,985	50	0	0	2,383	787	963
Canada	1,396	49	3	106	2,048	226	324
Other North America	5,356	24	56	24	1,877	405	188
Asia/Pacific	35,807	1,746	123	597	9,031	12,093	2,745
Of which:
Japan	1,404	328	34	10	481	451	459
Australia	3,203	250	0	0	2,652	830	153
India	7,576	78	88	23	921	3,774	53
China	4,254	1	0	22	413	1,442	762
Singapore	3,789	362	0	189	1,558	1,357	157
Hong Kong	2,259	64	0	82	836	607	242
Other Asia/Pacific	13,323	662	1	271	2,170	3,632	919
Other geographical areas	8,906	1,259	10	193	1,831	1,151	252
Total	484,527	8,235	887	4,867	255,409	65,131	22,555

	Dec 31, 2023
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	9,682	52,205	12,884	6,021	17,184	395	645,306
Of which:
Germany	830	10,114	1,388	348	1,351	0	343,606
United Kingdom	240	10,475	1,504	461	3,773	0	46,476
France	0	7,756	2,901	657	5,100	0	31,906
Luxembourg	0	2,180	537	9	206	0	31,870
Italy	4,890	7,953	1,030	2,251	1,688	0	51,571
Netherlands	0	2,289	27	0	99	0	25,526
Spain	1,487	3,144	358	1,587	35	0	31,318
Ireland	1,563	1,269	7	0	960	0	14,804
Switzerland	0	1,289	1	0	225	0	19,499
Poland	0	473	2,899	0	98	0	8,852
Belgium	0	1,759	1,606	0	11	0	7,517
Russian Federation⁸	0	31	0	0	0	0	333
Ukraine⁸	0	73	7	0	0	0	305
Other Europe⁸	672	3,401	619	707	3,638	395	31,724
North America	9,433	32,184	11,503	5,855	47,782	0	325,688
Of which:
U.S.	9,415	31,042	11,320	2,979	14,357	0	266,793
Cayman Islands	0	495	0	2,876	33,284	0	45,823
Canada	0	546	183	0	54	0	4,936
Other North America	18	101	0	0	88	0	8,137
Asia/Pacific	2,428	31,297	4,295	2,620	13,860	858	117,499
Of which:
Japan	22	3,017	485	431	8,818	0	15,941
Australia	1,725	2,387	315	0	284	0	11,800
India	414	5,858	62	0	0	279	19,126
China	0	7,977	98	0	1,365	0	16,334
Singapore	0	1,396	665	0	683	0	10,156
Hong Kong	9	738	463	0	124	0	5,424
Other Asia/Pacific	258	9,922	2,206	2,189	2,587	579	38,718
Other geographical areas	325	4,799	191	268	148	552	19,887
Total	21,868	120,485	28,874	14,764	78,973	1,805	1,108,381

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 13.4 billion as of December 31, 2023
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 44.2 million as of December 31, 2023
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.3 billion as of December 31, 2023
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 39.5 million as of December 31, 2023
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.5 million as of December 31, 2023
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
	Dec 31, 2022
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	346,395	2,647	724	1,708	142,035	41,773	19,294
Of which:
Germany	242,180	444	42	462	80,857	16,364	4,872
United Kingdom	7,937	184	229	329	9,759	4,067	6,673
France	3,696	99	75	70	7,264	2,095	1,364
Luxembourg	15,472	400	67	124	7,525	747	855
Italy	24,578	145	8	25	3,709	5,354	291
Netherlands	9,009	165	45	200	8,279	2,519	1,404
Spain	17,429	326	8	107	3,460	4,037	503
Ireland	5,234	125	234	129	3,234	266	565
Switzerland	6,772	32	0	117	7,277	2,897	294
Poland	2,324	0	0	26	758	190	7
Belgium	1,532	12	0	77	1,730	571	193
Russian Federation⁸	537	18	0	41	75	64	0
Ukraine⁸	44	270[9]	0	0	3	5	0
Other Europe⁸	9,650	428	16	0	8,105	2,598	2,274
North America	101,736	2,998	350	1,687	98,137	11,766	5,542
Of which:
U.S.	87,794	2,713	290	1,520	92,551	10,585	4,485
Cayman Islands	5,202	103	4	23	2,026	445	419
Canada	1,919	78	2	118	1,884	463	372
Other North America	6,821	104	54	25	1,676	274	266
Asia/Pacific	39,502	1,517	109	602	9,268	12,507	3,910
Of which:
Japan	1,349	120	46	22	589	487	374
Australia	2,964	196	0	0	2,478	769	259
India	7,861	27	3	23	1,154	3,408	179
China	4,189	3	12	3	407	1,583	591
Singapore	5,402	390	22	164	1,408	1,258	277
Hong Kong	2,525	84	0	40	695	846	357
Other Asia/Pacific	15,213	698	25	351	2,537	4,154	1,873
Other geographical areas	8,346	793	22	72	1,580	1,168	222
Total	495,979	7,955	1,205	4,069	251,021	67,214	28,967

	Dec 31, 2022
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	10,218	40,948	7,321	4,912	26,494	418	644,886
Of which:
Germany	701	7,968	672	1,795	3,035	12	359,403
United Kingdom	1,212	8,399	708	585	8,519	0	48,598
France	0	6,161	870	6	7,337	0	29,038
Luxembourg	0	1,816	702	0	549	0	28,257
Italy	4,868	3,570	953	200	480	0	44,180
Netherlands	0	2,057	24	177	212	0	24,091
Spain	1,486	3,390	1	1,485	24	0	32,256
Ireland	1,270	1,543	4	0	1,346	0	13,948
Switzerland	0	491	2	0	215	0	18,096
Poland	0	113	2,944	0	149	0	6,511
Belgium	40	2,271	342	0	1	0	6,769
Russian Federation⁸	0	15	0	0	0	0	750
Ukraine⁸	0	17	0	0	0	0	339
Other Europe⁸	643	3,139	99	664	4,628	406	32,651
North America	12,359	24,416	14,616	4,365	43,893	0	321,863
Of which:
U.S.	12,340	23,644	14,359	976	21,484	0	272,741
Cayman Islands	0	276	0	3,389	17,904	0	29,790
Canada	0	350	180	0	4,494	0	9,859
Other North America	19	146	77	0	11	0	9,473
Asia/Pacific	2,878	19,347	3,344	2,126	10,652	1,301	107,063
Of which:
Japan	25	2,759	481	284	6,374	0	12,909
Australia	1,989	1,328	315	0	946	0	11,243
India	481	4,856	49	0	6	1,012	19,058
China	0	1,384	209	0	292	0	8,675
Singapore	0	847	159	0	210	0	10,136
Hong Kong	186	559	254	0	64	0	5,611
Other Asia/Pacific	196	7,613	1,877	1,842	2,761	290	39,430
Other geographical areas	141	3,314	170	77	232	437	16,573
Total	25,596	88,025	25,450	11,479	81,270	2,156	1,090,386

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
The tables above provide an overview of Deutsche Bank’s credit exposure by geographical region, allocated based on the counterparty’s country of domicile. The domicile view might differ from any internal risk based view applied elsewhere in this report.
The Group’s largest concentration of credit risk within loans from a regional perspective is in its home market Germany, with a significant share in households, which includes the majority of the mortgage lending and home loan business.
Within OTC derivatives, tradable assets as well as repo and repo-style transactions, the largest concentrations from a regional perspective were in Europe and North America.

Asset Quality [Abstract]
Asset Quality Excluding Forborne and Collateral [text block]
Overview of financial assets subject to impairment
The following tables provide an overview of the exposure amount and allowance for credit losses by financial asset class broken down into stages as per IFRS 9 requirements.
Overview of financial assets subject to impairment
	Dec 31, 2023					Dec 31, 2022
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	692,091	55,704	12,799	806	761,400	729,021	45,335	11,379	1,041	786,776
Allowance for credit losses²	447	680	3,960	198	5,285	533	626	3,656	180	4,995
of which Loans
Gross carrying amount	418,311	52,834	12,576	806	484,527	440,556	43,711	10,686	1,027	495,979
Allowance for credit losses²	424	673	3,874	198	5,170	507	619	3,491	174	4,790

Fair value through OCI
Fair value	34,424	1,076	46	0	35,546	31,123	482	70	0	31,675
Allowance for credit losses	13	13	22	0	48	14	12	43	0	69

Off-balance sheet
Notional amount	292,747	23,778	2,282	8	318,814	296,062	18,478	2,625	8	317,173
Allowance for credit losses³	117	88	187	0	393	144	97	310	0	551

[1] Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, Interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets
[2] Allowance for credit losses do not include allowance for country risk amounting to € 4 million as of December 31, 2023 and € 14 million as of December 31, 2022
[3] Allowance for credit losses do not include allowance for country risk amounting to € 9 million as of December 31, 2023 and € 9 million as of December 31, 2022
Financial assets at amortized cost
The following tables provide an overview of development of financial assets at amortized cost and related allowance for credit losses in each of the relevant reporting periods broken down into stages as per IFRS 9 requirements.
Development of exposures in the current reporting period
	Dec 31, 2023
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	729,021	45,335	11,379	1,041	786,776
Movements in financial assets including new business and credit extensions	15,413	10,074	2,498	99	28,084
Transfers due to changes in creditworthiness	(4,513)	3,111	1,402	-	0
Changes due to modifications that did not result in derecognition	0	8	(40)	0	(32)
Changes in models
Financial assets that have been derecognized during the period	(41,331)	(2,182)	(2,397)	(315)	(46,226)
Recovery of written off amounts	0	0	93	0	93
Foreign exchange and other changes	(6,499)	(641)	(136)	(18)	(7,295)
Balance, end of reporting period	692,091	55,704	12,799	806	761,400

Financial assets at amortized cost subject to impairment decreased by € 25 billion or 3 % in 2023, driven by Stage 1:
– Stage 1 exposures declined by € 37 billion or 5% , primarily due to a reduction in cash and central bank balances and loans at amortized cost.
– Stage 2 exposures increased by € 10 billion or 23 % across business divisions, largely driven by loans at amortized cost.
– Stage 3 exposures went up by € 1 billion or 10 % in 2023, mainly driven by new defaults of single large clients in Private Bank as well as within the CRE portfolio in Investment Bank.
Development of exposures in the previous reporting period
	Dec 31, 2022
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	711,021	40,653	11,326	1,297	764,298
Movements in financial assets including new business and credit extensions	113,427	5,554	923	(1)	119,902
Transfers due to changes in creditworthiness	(2,101)	666	1,435	0	0
Changes due to modifications that did not result in derecognition	0	(0)	(6)	0	(6)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(103,660)	(2,177)	(2,583)	(258)	(108,679)
Recovery of written off amounts	0	0	68	3	71
Foreign exchange and other changes	10,334	639	216	0	11,189
Balance, end of reporting period	729,021	45,335	11,379	1,041	786,776

Financial assets at amortized cost subject to impairment increased by € 22 billion or 3 % in 2022, largely driven by Stage 1:
– Stage 1 exposures increased by € 18 billion or 3% , primarily due to the increases in loans at amortized cost in Investment Bank and Private Bank as well as in debt securities held to collect, partly offset by a reduction in central bank balances.
– Stage 2 exposures increased by € 5 billion or 12% , largely driven by loans at amortized cost in Private Bank due to the deterioration of the macroeconomic environment.
– Stage 3 exposures slightly decreased by € 203 million or 2 % in 2022, driven by reductions in Private Bank and the POCI loan portfolio. This was partly offset by an increase in Corporate Bank due to new defaults.
Development of allowance for credit losses in the current reporting period
	Dec 31, 2023
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	533	626	3,656	180	4,995
Movements in financial assets including new business and credit extensions	(195)	294	1,647	32	1,778
Transfers due to changes in creditworthiness	170	(150)	(20)	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(57)-	(53)	0	0	(110)
Financial assets that have been derecognized during the period³	0	0	(1,145)	(52)	(1,197)
Recovery of written off amounts	0	0	93	0	93
Foreign exchange and other changes	(3)	(38)	(271)	38	(273)
Balance, end of reporting period	447	680	3,960	198	5,285
Provision for Credit Losses excluding country risk¹	(83)	92	1,627	32	1,668

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[2] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[3] This position includes charge offs of allowance for credit losses
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022
Allowance for credit losses for financial assets at amortized cost subject to impairment increased by € 291 million or 6 % in 2023, driven by Stage 3:
– Stage 1 allowances decreased by € 86 million or 16 % across business divisions, driven by non-recurring positive ECL model changes and an improved macroeconomic outlook.
– Stage 2 allowances increased by € 54 million or 9 % across business divisions, due to the aforementioned overlays mainly related to envisaged ECL model changes (Forward Looking Information on LGDs), which led to an increase of Allowance for Credit Losses.
– Stage 3 allowances increased by € 323 million or 8% , mainly driven by the new provisions and the release of the existing overlay related to parameter recalibrations required due to the new definition of default in Private Bank (which at first application led to a decrease of Allowance for Credit Losses), as mentioned above.
The Group’s Stage 3 coverage ratio (defined as allowance for credit losses in Stage 3 (excluding POCI) as a percentage of financial assets at amortized cost in Stage 3 (excluding POCI)) amounted to 31 % in the current fiscal year, compared to 32 % in the prior year.
Due to the non-recurring positive ECL model changes, net transfers into Stage 1 due to changes in creditworthiness increased in 2023 on a year-over-year basis. Net outflows from Stage 2 due to changes in creditworthiness increased in 2023, which was mainly due to the improved macroeconomic environment, as mentioned above.
In 2023, net outflows from Stage 3 (excluding POCI) increased compared to 2022. The immaterial amount of net outflows from Stage 3 due to creditworthiness in 2023 resulted from a release of an overlay, as mentioned above.
Development of allowance for credit losses in the previous reporting period
	Dec 31, 2022
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	440	532	3,740	182	4,895
Movements in financial assets including new business and credit extensions	(32)	204	887	22	1,081
Transfers due to changes in creditworthiness	122	(121)	(0)	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period³	0	0	(1,014)	(28)	(1,043)
Recovery of written off amounts	0	0	68	3	71
Foreign exchange and other changes	2	12	(25)	1	(10)
Balance, end of reporting period	533	626	3,656	180	4,995
Provision for Credit Losses excluding country risk¹	90	82	886	22	1,081

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[2] Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022
[3] This position includes charge offs of allowance for credit losses
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021
Allowance for credit losses for financial assets at amortized cost subject to impairment increased by € 100 million or 2 % in 2022, driven by Stages 1 and 2:
– Stage 1 allowances increased by € 93 million or 21% , driven by a deteriorating macroeconomic environment.
– Stage 2 allowances increased by € 94 million or 18 % due to a deterioration of the macroeconomic outlook.
– Stage 3 allowances decreased by € 87 million or 2% , mainly driven by reductions due to non-performing portfolio sales in Private Bank, which were partly offset by new provisions in Investment Bank and Corporate Bank.
Financial assets at amortized cost by business division
	Dec 31, 2023
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	105,812	13,706	2,812	0	122,329	67	110	876	0	1,053
Investment Bank	150,562	13,309	3,127	806	167,804	119	108	536	198	962
Private Bank	233,744	26,815	6,400	0	266,960	249	445	2,497	0	3,191
Asset Management	1,224	8	0	0	1,232	(0)	0	0	0	(0)
Corporate & Other	200,749	1,866	460	0	203,075	11	16	51	0	79
Total	692,091	55,704	12,799	806	761,400	447	680	3,960	198	5,285

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
	Dec 31, 2022
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	114,983	11,030	2,879	0	128,892	91	99	963	0	1,153
Investment Bank	164,443	10,288	2,375	1,041	178,147	145	89	491	180	904
Private Bank	243,896	22,609	5,870	0	272,375	283	433	2,167	0	2,883
Asset Management	1,861	49	0	0	1,910	0	0	0	0	0
Corporate & Other²	203,838	1,359	255	0	205,453	14	5	35	0	54
Total	729,021	45,335	11,379	1,041	786,776	533	626	3,656	180	4,995

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other
[2] Prior year’s comparatives aligned to presentation in the current year
Financial assets at amortized cost by industry sector
The below table provides an overview of the Group’s asset quality by industry and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system.
	Dec 31, 2023
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	288	77	20	0	384	0	1	4	(0)	6
Mining and quarrying	2,538	277	8	0	2,823	2	3	4	0	9
Manufacturing	23,474	4,061	1,445	44	29,024	27	48	456	2	533
Electricity, gas, steam and air conditioning supply	4,253	206	73	0	4,532	3	3	16	0	23
Water supply, sewerage, waste management and remediation activities	491	21	5	0	517	1	0	3	0	5
Construction	3,248	893	213	60	4,414	5	9	80	12	107
Wholesale and retail trade, repair of motor vehicles and motorcycles	17,237	3,407	698	25	21,366	16	31	351	3	402
Transport and storage	4,083	1,075	165	24	5,346	6	10	30	(0)	46
Accommodation and food service activities	1,471	320	76	3	1,869	2	3	26	(0)	31
Information and communication	7,398	814	89	0	8,302	10	11	28	0	49
Financial and insurance activities	342,352	12,189	1,691	351	356,583	96	90	491	92	769
Real estate activities	37,907	8,954	2,630	185	49,675	19	49	321	75	464
Professional, scientific and technical activities	5,887	918	179	1	6,985	6	12	75	1	94
Administrative and support service activities	7,980	1,107	351	24	9,463	7	11	114	9	141
Public administration and defense, compulsory social security	26,536	489	742	0	27,767	15	1	28	0	45
Education	226	46	11	0	283	0	1	2	0	3
Human health services and social work activities	3,986	482	34	0	4,503	5	7	14	0	25
Arts, entertainment and recreation	769	229	31	1	1,030	1	5	3	0	10
Other service activities	8,436	648	225	86	9,395	11	6	119	6	143
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	193,318	19,492	4,113	3	216,927	212	379	1,792	(2)	2,381
Activities of extraterritorial organizations and bodies	213	0	0	0	213	0	0	0	0	0
Total	692,091	55,704	12,799	806	761,400	447	680	3,960	198	5,285

	Dec 31, 2022
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	425	76	23	0	525	1	1	8	0	10
Mining and quarrying	2,227	137	70	0	2,434	4	5	23	0	32
Manufacturing	25,151	4,670	1,163	84	31,068	35	64	519	3	620
Electricity, gas, steam and air conditioning supply	6,226	563	51	0	6,839	4	5	33	0	42
Water supply, sewerage, waste management and remediation activities	624	63	39	0	726	1	1	6	0	8
Construction	3,453	540	203	87	4,282	5	9	91	10	115
Wholesale and retail trade, repair of motor vehicles and motorcycles	18,710	2,530	733	31	22,004	20	30	383	3	437
Transport and storage	5,233	642	225	28	6,127	9	8	65	(0)	83
Accommodation and food service activities	1,385	466	112	6	1,969	2	5	59	1	67
Information and communication	7,096	614	127	17	7,854	14	13	94	0	122
Financial and insurance activities	356,491	8,991	1,999	402	367,883	129	73	472	46	720
Real estate activities	41,450	6,345	896	238	48,929	30	22	116	71	239
Professional, scientific and technical activities	6,147	721	218	1	7,087	6	9	104	0	119
Administrative and support service activities	8,429	1,003	383	18	9,833	9	13	94	6	121
Public administration and defense, compulsory social security	30,984	418	923	0	32,325	15	0	17	0	33
Education	205	41	4	0	251	0	1	2	0	3
Human health services and social work activities	4,188	351	83	0	4,622	8	12	12	0	32
Arts, entertainment and recreation	922	185	28	1	1,137	1	5	2	0	9
Other service activities	7,198	818	226	123	8,365	10	6	133	25	174
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	202,435	16,160	3,874	6	222,475	229	343	1,423	15	2,010
Activities of extraterritorial organizations and bodies	41	0	0	0	41	0	0	0	0	0
Total	729,021	45,335	11,379	1,041	786,776	533	626	3,656	180	4,995

Financial assets at amortized cost by region
	Dec 31, 2023
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	297,495	21,499	3,653	0	322,648	214	390	1,936	(4)	2,537
Western Europe (excluding Germany)	134,375	15,228	3,410	560	153,573	116	179	1,076	194	1,564
Eastern Europe	8,768	1,058	396	0	10,221	4	11	47	0	62
North America	175,011	12,133	3,442	89	190,674	51	74	445	12	582
Central and South America	3,936	261	80	5	4,282	2	1	16	0	19
Asia/Pacific	52,290	5,031	909	92	58,322	28	23	317	1	370
Africa	4,099	187	717	0	5,003	8	1	30	0	39
Other	16,116	307	192	62	16,677	23	0	94	(5)	113
Total	692,091	55,704	12,799	806	761,400	447	680	3,960	198	5,285

	Dec 31, 2022
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	324,716	19,904	3,689	0	348,310	201	333	1,619	13	2,166
Western Europe (excluding Germany)	141,935	9,828	3,171	712	155,646	178	194	1,224	162	1,758
Eastern Europe	8,050	1,174	386	0	9,609	3	7	97	0	107
North America	173,084	10,504	1,628	149	185,366	81	55	289	5	431
Central and South America	4,525	253	82	5	4,865	6	2	5	0	12
Asia/Pacific	58,621	2,967	1,475	112	63,174	40	28	330	3	400
Africa	3,144	177	843	0	4,164	8	0	7	0	15
Other	14,946	527	105	63	15,642	16	6	86	(4)	105
Total	729,021	45,335	11,379	1,041	786,776	533	626	3,656	180	4,995

Financial assets at amortized cost by rating class
	Dec 31, 2023
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	244,750	518	0	0	245,268	2	0	0	0	3
iA	101,538	2,359	0	9	103,907	8	1	0	0	9
iBBB	186,168	8,446	0	0	194,614	66	16	0	0	82
iBB	128,493	18,153	0	0	146,646	173	78	0	0	251
iB	28,531	20,040	0	0	48,571	165	294	0	0	459
iCCC and below	2,611	6,188	12,799	797	22,395	32	290	3,960	198	4,481
Total	692,091	55,704	12,799	806	761,400	447	680	3,960	198	5,285

	Dec 31, 2022
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	251,598	228	0	0	251,826	3	0	0	0	3
iA	106,548	580	0	14	107,142	9	1	0	0	10
iBBB	172,643	6,246	0	0	178,889	63	21	0	0	84
iBB	159,538	14,891	0	0	174,429	212	91	0	0	302
iB	35,626	17,717	0	14	53,358	218	276	0	6	501
iCCC and below	3,068	5,672	11,379	1,013	21,132	28	237	3,656	174	4,095
Total	729,021	45,335	11,379	1,041	786,776	533	626	3,656	180	4,995

The Group’s existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost amounted to € 816 million as of December 31, 2023, and € 621 million as of December 31, 2022.
Collateral held against financial assets at amortized cost in Stage 3
	Dec 31, 2023			Dec 31, 2022
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)¹	12,799	4,451	1,435	11,379	3,431	1,439

[1] Stage 3 consists here only of non-POCI assets
In 2023, collateral and guarantees held against financial assets at amortized cost in Stage 3 increased by € 1 billion, or 21 % mainly driven by Investment Bank and Private Bank.
Due to full collateralization the Group did not recognize an allowance for credit losses against financial assets at amortized cost in Stage 3 for € 408 million in 2023 and € 916 million in 2022.
Modified assets at amortized cost
A financial asset is considered modified when its contractual cash flows are renegotiated or otherwise modified. Renegotiation or modification may or may not lead to derecognition of the old and recognition of the new financial instrument. This section covers modified financial assets that have not been derecognized.
Under IFRS 9, when the terms of a Financial Asset are renegotiated or modified and the modification does not result in derecognition, a gain or loss is recognized in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate (EIR). For modified financial assets the determination of whether the asset’s credit risk has increased significantly reflects the comparison of:
– The remaining lifetime probability of default (PD) at the reporting date based on the modified terms; with
– The remaining lifetime PD estimated based on data at initial recognition and based on the original contractual terms.
The following table provides the overview of modified financial assets at amortized cost in the reporting periods broken down into IFRS 9 stages.
Modified Assets at Amortized Cost
	Dec 31, 2023					Dec 31, 2022
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	0	1,072	220	0	1,292	0	0	47	0	47
Net modification gain/losses recognized	0	5	(40)	0	(35)	0	(0)	(6)	0	(6)

In 2023, the bank has observed the increase of € 1.2 billion in modified assets at amortized cost due to client related modifications, driven by a single large client in Private Bank and the CRE portfolio in Investment Bank and Corporate Bank. The latter were granted with no modification loss.
In 2023, the Group has not observed any amounts of modified assets that have been upgraded to Stage 1. The bank has not observed any subsequent re-deterioration of those assets into Stages 2 and 3.
In 2022, the Group has observed immaterial amounts of modified assets that have been upgraded to Stage 1. The bank has not observed any subsequent re-deterioration of those assets into Stages 2 and 3.
Financial assets at fair value through other comprehensive income
The fair value of financial assets at fair value through other comprehensive income (FVOCI) subject to impairment under IFRS 9 was € 36 billion at December 31, 2023, compared to € 32 billion at December 31, 2022. Allowance for credit losses against these assets remained at very low levels (€ 48 million as of December 31, 2023 and € 69 million as of December 31, 2022). Due to immateriality no further breakdown is provided for financial assets at FVOCI.
Off-balance sheet lending commitments and guarantee business
The following tables provide an overview of the nominal amount and credit loss allowance for the Group’s off-balance sheet financial asset class broken down into stages as per IFRS 9 requirements.
Development of nominal amount in the current reporting period
	Dec 31, 2023
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	296,062	18,478	2,625	8	317,173
Movements including new business	4,062	2,510	(235)	0	6,337
Transfers due to changes in creditworthiness	(3,040)	3,094	(54)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(4,337)	(304)	(54)	0	(4,696)
Balance, end of reporting period	292,747	23,778	2,282	8	318,814
of which: Financial guarantees	58,405	5,991	401	0	64,798

Development of nominal amount in the previous reporting period
	Dec 31, 2022
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	276,157	14,498	2,582	11	293,248
Movements including new business	16,078	361	62	(3)	16,498
Transfers due to changes in creditworthiness	(3,047)	3,166	(119)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	6,874	452	100	(0)	7,427
Balance, end of reporting period	296,062	18,478	2,625	8	317,173
of which: Financial guarantees	61,083	5,283	971	0	67,337

Development of allowance for credit losses in the current reporting period
	Dec 31, 2023
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	144	97	310	0	551
Movements including new business	(39)	(3)	(118)	0	(160)
Transfers due to changes in creditworthiness	11	(4)	(7)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	1	(2)	3	0	2
Balance, end of reporting period	117	88	187	0	393
of which: Financial guarantees	84	37	113	0	233
Provision for Credit Losses excluding country risk[1]	(28)	(7)	(125)	0	(160)

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2] Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
Development of allowance for credit losses in the previous reporting period
	Dec 31, 2022
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	108	111	225	0	443
Movements including new business	21	(1)	78	0	99
Transfers due to changes in creditworthiness	12	(15)	3	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	4	3	3	0	9
Balance, end of reporting period	144	97	310	0	551
of which: Financial guarantees	95	56	226	0	378
Provision for Credit Losses excluding country risk[1]	33	(16)	82	0	99

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2] Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022
Legal claims
Assets subject to enforcement activity consist of assets, which have been fully or partially written off and the Group still continues to pursue recovery of the asset. Such enforcement activity comprises for example cases where the bank continues to devote resources (e.g. our Legal Department/CRM workout unit) towards recovery, either via legal channels or third party recovery agents. Enforcement activity also applies to cases where the Bank maintains outstanding and unsettled legal claims. This is irrespective of whether amounts are expected to be recovered and the recovery timeframe. It may be common practice in certain jurisdictions for recovery cases to span several years.
Amounts outstanding on financial assets that were written off during the reporting period and are still subject to enforcement activity amounted to € 334 million in fiscal year 2023, mainly in Corporate Bank. In 2022, legal claims amounted to € 175 million, mainly in Corporate Bank and Private Bank.

Asset Quality Forborne Assets [text block]	Renegotiated and forborne assets at amortized costs For economic or legal reasons the bank might enter into a forbearance agreement with a borrower who faces or will face financial difficulties in order to ease the contractual obligation for a limited period of time. A case-by-case approach is applied for corporate clients considering each transaction and client-specific facts and circumstances. For consumer loans the bank offers forbearances for a limited period of time, in which the total or partial outstanding or future instalments are deferred to a later point of time. However, the amount not paid including accrued interest during this period must be re-compensated at a later point of time. Repayment options include distribution over residual tenor, a one-off payment or a tenor extension. Forbearances are restricted and depending on the economic situation of the client, the Group’s risk management strategies and the local legislation. In case a forbearance agreement is entered into, an impairment measurement is conducted as described below, an impairment charge is taken if necessary and the loan is subsequently recorded as impaired. In the Group’s management and reporting of forborne assets at amortized costs, the bank follows the EBA definition for forbearances and non-performing loans (Implementing Technical Standards (ITS) on Supervisory reporting on forbearance and non-performing exposures under article 99(4) of Regulation (EU) No 575/2013). Once the conditions mentioned in the ITS are met, the Group reports the loan as being forborne; removes the asset from the bank’s forbearance reporting, once the discontinuance criteria in the ITS are met (i.e., the contract is considered as performing, a minimum two year probation period has passed, regular payments of more than an insignificant aggregate amount of principal or interest have been made during at least half of the probation period, and none of the exposures to the debtor is more than 30 days past-due at the end of the probation period). Forborne financial assets at amortized cost Dec 31, 2023 Dec 31, 2022 Performing Non-performing Totalforborneloans atamortizedcost Performing Non-performing Totalforborneloans atamortizedcost in € m. Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 German 426 2,356 0 7 812 3,600 729 1,563 0 21 1,066 3,379 Non-German 639 4,399 0 194 3,632 8,864 1,254 3,139 60 13 3,299 7,764 Total 1,065 6,755 0 201 4,444 12,464 1,983 4,702 60 34 4,365 11,143 Development of forborne financial assets at amortized cost in € m. Dec 31, 2023 Dec 31, 2022 Balance beginning of period 11,143 13,741 Classified as forborne during the year 4,007 3,196 Transferred to non-forborne during the year (including repayments) (2,500) (5,899) Charge-offs (80) (142) Exchange rate and other movements (106) 248 Balance end of period 12,464 11,143 Forborne assets at amortized cost increased by € 1.3 billion, or 12% in 2023. This was driven by the increase in Investment Bank. Forborne assets at amortized cost decreased by € 2.6 billion, or 19% in 2022. This was driven by the reduction in the COVID-19 related forbearance measures, which was partly offset by an increase in Investment Bank and Corporate Bank.
Asset Quality Collateral [text block]	Collateral Obtained The Group obtains collateral on the balance sheet only in certain cases by either taking possession of collateral held as security or by calling upon other credit enhancements. Collateral obtained is made available for sale in an orderly fashion or through public auctions, with the proceeds used to repay or reduce outstanding indebtedness. Generally, the bank does not occupy obtained properties for its business use. Collateral Obtained during the reporting period in € m. 2023 2022 Commercial real estate 0 2 Residential real estate1 3 1 Other 11 0 Total collateral obtained during the reporting period 14 4 1 Carrying amount of foreclosed residential real estate properties amounted to € 30 million as of December 31, 2023 and € 62 million as of December 31, 2022 The collateral obtained, as shown in the table above, excludes collateral recorded as a result of consolidating securitization trusts under IFRS 10. In 2023 and 2022, the Group obtained € 0 million of collateral related to these trusts.
Trading Market Risk Exposures [Abstract]
Value-at-Risk Metrics of Trading Units of Deutsche Bank Group [text block]	The tables and graph below present the Historic Simulation value-at-risk metrics calculated with a 99% confidence level and a one-day holding period for the Group’s trading units. Value-at-Risk of Trading Units by Risk Type¹ Total Diversificationeffect Interest raterisk Credit spreadrisk Equity pricerisk Foreign exchangerisk² Commodity pricerisk in € m. 2023 2022 2023 2022 2023 2022 2023 2022 2023 2022 2023 2022 2023 2022 Average 40.7 44.0 (46.3) (43.3) 27.5 29.4 38.6 35.4 7.8 11.4 12.1 9.7 0.9 1.5 Maximum 74.3 71.4 (21.2) (21.7) 40.1 48.1 68.4 58.7 14.9 21.7 17.4 15.0 2.8 4.3 Minimum 23.2 24.9 (64.9) (67.1) 15.7 13.4 21.9 19.3 4.5 5.4 8.2 5.8 0.2 0.3 Period-end 39.0 38.3 (31.9) (43.3) 20.3 26.0 28.4 35.0 11.0 6.4 10.9 13.6 0.3 0.5 1 Figures for 2023 as of December 31, 2023. Figures for 2022 as of December 31, 2022 2 Includes value-at-risk from gold and other precious metal positions
Regulatory Measures Incremental Risk Charge [text block]	For regulatory reporting purposes, the incremental risk charge for the respective reporting dates represents the higher of the spot value at the reporting dates, and their preceding 12-week average calculation. Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9% confidence level and one-year capital horizon)1,2,3 Total Credit Trading Global Rates Emerging Markets Other in € m. 2023 2022 2023 2022 2023 2022 2023 2022 2023 2022 Average 563.3 319.0 (15.0) 54.5 363.4 137.0 228.1 110.2 (13.2) 17.4 Maximum 904.6 414.0 121.4 130.6 892.5 305.0 349.9 332.4 32.0 51.2 Minimum 330.3 272.4 (130.9) (33.2) 198.7 53.2 122.4 39.3 (80.6) (31.7) Period-end 570.3 291.2 90.8 11.6 198.7 161.9 284.5 100.2 (3.6) 17.4 1 Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2023 and December 31, 2022, respectively 2 Business line breakdowns have been updated for 2023 reporting to better reflect the current business structure 3 All liquidity horizons are set to 12 months
Disclosure of Nontrading Market Risk Exposure [text block]	Non-trading Market Risk Exposures Economic Capital Usage for Non-trading Market Risk The following table shows the Non-trading Market Risk economic capital usage by risk type: Economic Capital Usage by risk type. Economic capital usage in € m. Dec 31, 2023 Dec 31, 2022 Interest rate risk 2,980 1,752 Credit spread risk 60 29 Equity and Investment risk 1,044 841 Foreign exchange risk 1,273 1,460 Pension risk 1,106 803 Guaranteed funds risk 59 82 Total non-trading market risk portfolios 6,523 4,968 The economic capital figures do take into account diversification benefits between the different risk types. Economic Capital Usage for Non-trading Market Risk totaled € 6.5 billion as of December 31, 2023, which is € 1.6 billion above the economic capital usage at year-end 2022. The increase in economic capital was predominantly driven by additional interest rate risk positions taken to mitigate downside risk to the Group’s net interest income, higher risk related to behavioral modelling assumption for our non-maturity deposit portfolio and a higher market risk contribution from our defined benefit pension plans. – Interest rate risk; economic capital charge for interest rate risk in the banking book, including gap risk, basis risk and option risk, such as the risk of a change in client behavior embedded in modelled non-maturity deposits or prepayment risk; in total the economic capital usage for December 31, 2023 was € 3.0 billion , compared to € 1.8 billion for December 31, 2022 – Credit spread risk; economic capital charge for portfolios in the banking book subject to credit spread risk; economic capital usage was € 60 million as of December 31, 2023, versus € 29 million as of December 31, 2022 – Equity and Investment risk; economic capital charge for equity risk from a structural short position in the bank’s own share price arising from the Group’s equity compensation plans, and from the non-consolidated investment holdings, such as strategic investments and alternative assets the economic capital usage was € 1.0 billion as of December 31, 2023, compared to € 841 million as of December 31, 2022 – Foreign exchange risk; foreign exchange risk predominantly arises from the Group’s structural position taken to immunize the sensitivity of the bank’s capital ratio against changes in the exchange rates. The economic capital usage was € 1.3 billion as of December 31, 2023, versus € 1.5 billion as of December 31, 2022 – Pension risk; this risk arises from the Group’s defined benefit obligations, including interest rate risk and inflation risk, credit spread risk, equity risk and longevity risk. The economic capital usage was € 1.1 billion as of December 31, 2023, compared to € 803 million as of December 31, 2022 – Guaranteed funds risk; economic capital usage was € 59 million as of December 31, 2023, versus € 82 million as of December 31, 2022
Disclosure of Liquidity Risk Exposure [Abstract]
Funding Diversification Performance [text block]
Funding Diversification
In 2023, total external funding increased by € 12.0 billion from € 963.3 billion at December 31, 2022 to € 975.3 billion at December 31, 2023. Funding from the Corporate Bank has increased by € 1.5 billion, whereas deposits in the Private Bank have decreased by € 9.6 billion. For both divisions, there has been a shift from sight to term deposits. The unsecured Wholesale Funding portfolio increased by € 11.4 billion, thereof € 2.5 billion from Investment Bank deposits. In addition, Capital Markets and Equity increased by € 10.1 billion driven by an increase of € 4.2 billion in Equity and € 5.9 billion in long-term Debt Issuances. Secured funding and shorts have been overall stable compared to December 31, 2022 with reductions from the repayment of TLTRO (Targeted Longer-Term Refinancing Operations) of € 18.7 billion as well as a decrease of € 6.6 billion in trading liabilities has been offset by an increase of € 23.9 billion in repurchase operations.
Composition of External Funding Sources
[1] Other Customers includes fiduciary deposits, X-markets notes and margin/Prime Brokerage cash balances (shown on a net basis)
[2] Reference: Reconciliation to total balance sheet of € 1317.3 billion (€ 1,344.2 billion): Derivatives & settlement balances € 266.5 billion (€ 296.5 billion), add-back for netting effect for margin/Prime Brokerage cash balances (shown on a net basis) € 40.2 billion (€ 50.4 billion), other non-funding liabilities € 35.4 billion (€ 34.1 billion) for December 31, 2023 and December 31, 2022, respectively